Other taxes receivable & Other taxes payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other taxes receivable:
Value added taxes	$ 2,709	$ 3,527
Other taxes receivable	195	219
Other taxes receivable	2,904	3,746
Current	2,904	3,746
Other taxes payable:
Value added taxes	3,188	4,258
Withholding Tax	6,367	6,628
Other taxes payable	206	592
Other taxes payable	9,761	11,478
Current	$ 9,761	$ 11,478